Derivatives (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Estimated Fair Value Assets	$ 13,452	$ 8,595
Estimated Fair Value Liabilities	7,022	6,521
Maximum Amount of Future Payments under Credit Default Swaps	10,527	9,055
Estimated Fair Value of Credit Default Swaps	175	165
Excess securities collateral received on derivatives	87	104
Securities collateral received which the company is permitted to sell or repledge, amount that has been sold or repledged	0
Derivative Instruments, Gain (Loss) [Line Items]
Net investment gains (losses)	(197)	161	(352)
Embedded derivatives	(321)	5,104	1,239
Derivative Instrument Detail [Abstract]
Net amounts reclassified into net derivatives gains (losses) on discontinued cash flow hedges	(15)	(1)	1
Hedging exposure to variability in future cash flows for specific length of time	6 years	7 years
Accumulated Other Comprehensive Income Loss	1,800	375
Deferred net gains (losses) expected to be reclassified to earnings	(4)
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)		0	0
Immateriality of cash flow effectiveness	no
Cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive income (loss) for net investment in foreign operations hedges	940	233
Potential future recoveries available to offset maximum amount of future payments under credit default swaps	75	90
Excess securities collateral provided on derivatives	192	236
Change in fair value of derivatives excluded from the assessment of hedge effectiveness	3	(2)	(4)
Nonperformance Risk [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Embedded derivatives	13	(952)	(1,700)
Accumulated Other Comprehensive Income (Loss) Foreign Currency Translation Adjustments | MetLife Assurance Limited [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net investment gains (losses)	(77)
Over the Counter [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	4,153	1,679
Excess securities collateral received on derivatives	395	238
Excess securities collateral provided on derivatives	117	66
Exchange Traded [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	0	0
Excess securities collateral received on derivatives	199	141
Excess securities collateral provided on derivatives	245	81
Hedge Funds [Member]
Derivatives, Fair Value [Line Items]
Maximum Amount of Future Payments under Credit Default Swaps	15	10
Estimated Fair Value of Credit Default Swaps	1	0
Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Estimated Fair Value Assets	255
Estimated Fair Value Liabilities	60	28
Off-Balance Sheet [Member]
Derivatives, Fair Value [Line Items]
Excess securities collateral received on derivatives	36
Off-Balance Sheet [Member] | Over the Counter [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	$ 263	$ 0